Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
BEGINNING BALANCE at Dec. 31, 2011	$ 201,500	$ 1,246	$ 161,968	$ 2,055	$ 36,231
BEGINNING BALANCE (in shares) at Dec. 31, 2011		124,572
Net income	47,218				47,218
Other comprehensive income	1,610			1,610
Stock-based compensation expenses	11,802		11,802
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		5,468
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	136	54	82
Ending Balance at Dec. 31, 2012	262,266	1,300	173,852	3,665	83,449
Ending Balance (in shares) at Dec. 31, 2012		130,040
Net income	27,376				27,376
Other comprehensive income	430			430
Stock-based compensation expenses	10,262		10,262
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		5,154
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	346	52	294
Share repurchase	(10,018)					(10,018)
Dividends declared (US$0.15 per ordinary share)	(19,965)				(19,965)
Treasury stock retired, shares		(3,564)
Treasury stock retired		(36)	(4,392)		(5,590)	10,018
Ending Balance at Dec. 31, 2013	270,697	1,316	180,016	4,095	85,270
Ending Balance (in shares) at Dec. 31, 2013		131,630
Net income	44,467				44,467
Other comprehensive income	(1,590)			(1,590)
Stock-based compensation expenses	10,347		10,347
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		3,992
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	460	40	420
Dividends declared (US$0.15 per ordinary share)	(20,281)				(20,281)
Ending Balance at Dec. 31, 2014	$ 304,100	$ 1,356	$ 190,783	$ 2,505	$ 109,456
Ending Balance (in shares) at Dec. 31, 2014		135,622